Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Nature of Related Party Relationship
Company	Relationship
Nanjing Jinsirui Biotechnology Co., Ltd.	Company controlled by the ultimate holding company
Jinsikang Technology (Nanjing) Co., Ltd.	Company controlled by the ultimate holding company
Nanjing Bestzyme Bioengineering Co., Ltd.	Company controlled by the ultimate holding company
Shanghai Jingrui Biotechnology Co., Ltd.	Company controlled by the ultimate holding company
Jiangsu Genscript Biotech Co., Ltd	Company controlled by the ultimate holding company
Genscript (HongKong) Ltd.	Company controlled by the ultimate holding company
Genscript USA Incorporated	Company controlled by the ultimate holding company
Genscript USA Holdings Inc	Company controlled by the ultimate holding company
Genscript Biotech (Netherlands) B.V.	Company controlled by the ultimate holding company
Yangtze Investment USA Inc.	Company controlled by the ultimate holding company
Genscript Biotech Corporation	Company controlled by the ultimate holding company

Summary of Transactions with Related Parties
(a)	In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year:
(i)	Services provided to related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	—	—	1,029

30. RELATED PARTY TRANSACTIONS (CONTINUED)

(a)	In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year (continued):
(ii)	Sales of materials to related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	—	3	—

(iii)	Purchases from related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	4,162	4,480	2,500
Genscript USA Incorporated	424	296	191
Shanghai Jingrui Biotechnology Co., Ltd.	—	—	18
Jiangsu Genscript Biotech Co., Ltd	41	198	2
Genscript USA Holdings Inc	—	4	—
Genscript Biotech (Netherlands) B.V.	7	—	—
	4,634	4,978	2,711

(iv)	Management fee:

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	—	—	511
Genscript (HongKong) Ltd	59	—	—
Genscript USA Incorporated	95	198	222
	154	198	733
(vi)	Short term lease of properties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	—	265	—
(a)	In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year (continued):
(vii)	Cash advances from related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	28,199	—
Nanjing Jinsirui Biotechnology Co., Ltd.	—	2,168	21,735
Genscript USA Incorporated	—	8,000	14,200
Jinsikang Technology (Nanjing) Co., Ltd.	—	578	—
Genscript (HongKong) Ltd.	—	—	4
	—	38,945	35,939

(viii)	Repayment of cash advances from related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	4,335	—
Nanjing Jinsirui Biotechnology Co., Ltd.	—	6,310	19,019
Genscript USA Incorporated	—	8,000	14,200
Jinsikang Technology (Nanjing) Co., Ltd.	—	578	—
Genscript (HongKong) Ltd.	4	—	—
	4	19,223	33,219

(ix)	Cash advances to related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	13,006	55,000
Genscript USA Incorporated	—	—	20,000
Jinsikang Technology (Nanjing) Co., Ltd.	—	—	1,493
Nanjing Bestzyme Bioengineering Co., Ltd.	—	—	10,450
	—	13,006	86,943

(x)	Collection of cash advances to related parties:

	2020	2019	2018
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	48,496	—
Genscript USA Incorporated	—	14,500	—
Jinsikang Technology (Nanjing) Co., Ltd.	—	—	1,493
Nanjing Bestzyme Bioengineering Co., Ltd.	—	—	10,450
	—	62,996	11,943

The above cash advances from/to related parties were unsecured, interest free and repayable on demand.

30. RELATED PARTY TRANSACTIONS (CONTINUED)

(a)	In addition to the transactions detailed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the year (continued):
(xi)	Entrusted loan from a related party:

	2020	2019	2018
	US$’000	US$’000	US$’000
Jinsikang Technology (Nanjing) Co., Ltd.	—	2,867	—

(xii)	Repayments of entrusted loan from a related party:

	2020	2019	2018
	US$’000	US$’000	US$’000
Jinsikang Technology (Nanjing) Co., Ltd.	—	2,867	—
(xiii)	Purchase of equipment

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	54	7	14

(xiv)	Sale of equipment

	2020	2019	2018
	US$’000	US$’000	US$’000
Nanjing Jinsirui Biotechnology Co., Ltd.	—	13	12

Summary of Outstanding Balances with Related Parties
(b)	Outstanding balances with related parties:

The Group had the following significant balances with its related parties at the end of the year:

(i)	Due from related parties

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Other receivables
Yangtze Investment USA Inc.	—	20
Genscript USA Incorporated	6	93
Nanjing Jinsirui Biotechnology Co., Ltd.	14	178
	20	291
(b)	Outstanding balances with related parties (continued):
(ii)	Due to related parties

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Trade payables
Nanjing Jinsirui Biotechnology Co., Ltd.	1,547	4,109
Genscript USA Incorporated	555	1,097
Jiangsu Genscript Biotech Co., Ltd	1	15
Genscript USA Holdings Inc	—	4
	2,103	5,225

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Other payables
Nanjing Jinsirui Biotechnology Co., Ltd.	3,736	—
Genscript USA Incorporated	—	1,006
Genscript (HongKong) Ltd.	—	538
	3,736	1,544

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Lease liabilities
Genscript USA Holdings Inc	582	2,114
Nanjing Jinsirui Biotechnology Co., Ltd.	351	1,303
	933	3,417

Summary of Compensation of Key Management Personnel
(c)	Compensation of key management personnel of the Group:

	2020	2019	2018
	US$’000	US$’000	US$’000
Short-term employee benefits	1,733	1,036	692
Equity-settled share-based compensation expense	529	590	210
Termination payment	774	—	—
Total compensation paid to key management personnel	3,036	1,626	902